Financial liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2022
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities at Fair Value Through Profit or Loss	17. Financial liabilities at fair value through profit or loss Derivatives

	December 31, 2022	December 31, 2021
Foreign Currency Forwards	334,340	612,069

TOTAL	334,340	612,069